Related party transactions (Tables) - Li Cycle Holdings Corp [member]	12 Months Ended
Oct. 31, 2021
Statement [Line Items]
Summary of Information about Key Management Personnel Remuneration
The remuneration of the executive officers and directors, who are the key management personnel of the Company, is set out below:

	October 31, 2021	October 31, 2020	October 31, 2019
	$	$	$
Salaries	1,501,800	231,034	104,310
Share-based compensation	1,863,260	74,320	149,993
Fees and benefits	1,517,791	411,184	159,881

	4,882,851	716,538	414,184

Schedule of Outstanding Balances of Remunerations of the Directors
Outstanding balances of remunerations of the executive officers and directors are summarized as follows:

	October 31, 2021	October 31, 2020	October 31, 2019
	$	$	$
Accounts payable and accrued liabilities	771,255	316,465	85,386
Restricted share units	—	153,296	—

Outstanding balances	771,255	469,761	85,386